Inverse NASDAQ-100 Strategy Fund (Prospectus Summary): | Inverse NASDAQ-100 Strategy Fund
Inverse NASDAQ-100 ® Strategy Fund

RYDEX SERIES FUNDS

Inverse NASDAQ-100 ® Strategy Fund

Supplement dated September 13, 2012

to the Investor Class, Advisor Class and H-Class Shares Statutory Prospectus

and the A-Class Shares, C-Class Shares and Institutional Class Shares Statutory Prospectus

of the above listed Funds, each dated August 1, 2012

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses (the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

Inverse NASDAQ-100 ® Strategy Fund

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Effective immediately, the “Since Inception (8/1/2003)” sub-heading under the “Average Annual Total Return—Investor Class Shares” headings is deleted and replaced with the sub-heading “Past 10 Years.” All of the return information currently presented under the “Since Inception (8/1/2003)” sub-heading correctly represents the Investor Class Shares’ return information for the past ten years and, thus, no change to the return information is required. For ease of reference, the average annual total return information for Investor Class Shares with the correct sub-headings is included below.

AVERAGE ANNUAL TOTAL RETURN (for periods ended December 31, 2011)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns Investor	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Inverse NASDAQ-100 Strategy Fund	Return Before Taxes	(9.83%)	(10.96%)	(8.24%)
After Taxes on Distributions Inverse NASDAQ-100 Strategy Fund	Return After Taxes on Distributions	(9.83%)	(11.27%)	(8.63%)
After Taxes on Distributions and Sales Inverse NASDAQ-100 Strategy Fund	Return After Taxes on Distributions and Sale of Fund Shares	(6.39%)	(9.05%)	(6.61%)
NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes) Inverse NASDAQ-100 Strategy Fund	NASDAQ-100 ® Index (reflects no deduction for fees, expenses or taxes)	3.66%	6.05%	4.25%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.